Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP EQUITY FUNDS IV
Entity Central Index Key	0000778108
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000052260 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Healthcare Fund(formerly, Delaware Healthcare Fund)
Class Name	Institutional Class
Trading Symbol	DLHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Healthcare Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$50	0.96%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 657,848,267
Holdings Count | Holding	108	[2]
Advisory Fees Paid, Amount	$ 2,540,045
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$657,848,267
Total number of portfolio holdings*	108
Total advisory fees paid (during reporting period)	$2,540,045
Portfolio turnover rate	2%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Biotechnology	42.93%
Pharmaceuticals	35.38%
Healthcare Equipment	7.70%
Managed Healthcare	7.03%
Commercial & Residential Mortgage	4.26%
Healthcare Services	1.73%
Life Sciences Tools & Services	1.45%
Interactive Home Entertainment	0.05%

Top 10 equity holdings
Boston Scientific	5.64%
UCB	5.52%
Pfizer	4.43%
AbbVie	4.40%
Regeneron Pharmaceuticals	4.02%
Merck & Co.	3.96%
UnitedHealth Group	3.94%
Eli Lilly & Co.	3.83%
Roche Holding	3.64%
Gilead Sciences	3.54%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Boston Scientific	5.64%
UCB	5.52%
Pfizer	4.43%
AbbVie	4.40%
Regeneron Pharmaceuticals	4.02%
Merck & Co.	3.96%
UnitedHealth Group	3.94%
Eli Lilly & Co.	3.83%
Roche Holding	3.64%
Gilead Sciences	3.54%

C000052259 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Healthcare Fund(formerly, Delaware Healthcare Fund)
Class Name	Class R
Trading Symbol	DLRHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Healthcare Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$76	1.46%
^	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.46%	[3]
Net Assets	$ 657,848,267
Holdings Count | Holding	108	[4]
Advisory Fees Paid, Amount	$ 2,540,045
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$657,848,267
Total number of portfolio holdings*	108
Total advisory fees paid (during reporting period)	$2,540,045
Portfolio turnover rate	2%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Biotechnology	42.93%
Pharmaceuticals	35.38%
Healthcare Equipment	7.70%
Managed Healthcare	7.03%
Commercial & Residential Mortgage	4.26%
Healthcare Services	1.73%
Life Sciences Tools & Services	1.45%
Interactive Home Entertainment	0.05%

Top 10 equity holdings
Boston Scientific	5.64%
UCB	5.52%
Pfizer	4.43%
AbbVie	4.40%
Regeneron Pharmaceuticals	4.02%
Merck & Co.	3.96%
UnitedHealth Group	3.94%
Eli Lilly & Co.	3.83%
Roche Holding	3.64%
Gilead Sciences	3.54%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Boston Scientific	5.64%
UCB	5.52%
Pfizer	4.43%
AbbVie	4.40%
Regeneron Pharmaceuticals	4.02%
Merck & Co.	3.96%
UnitedHealth Group	3.94%
Eli Lilly & Co.	3.83%
Roche Holding	3.64%
Gilead Sciences	3.54%

C000052258 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Healthcare Fund(formerly, Delaware Healthcare Fund)
Class Name	Class C
Trading Symbol	DLHCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Healthcare Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$102	1.96%
^	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.96%	[5]
Net Assets	$ 657,848,267
Holdings Count | Holding	108	[6]
Advisory Fees Paid, Amount	$ 2,540,045
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$657,848,267
Total number of portfolio holdings*	108
Total advisory fees paid (during reporting period)	$2,540,045
Portfolio turnover rate	2%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Biotechnology	42.93%
Pharmaceuticals	35.38%
Healthcare Equipment	7.70%
Managed Healthcare	7.03%
Commercial & Residential Mortgage	4.26%
Healthcare Services	1.73%
Life Sciences Tools & Services	1.45%
Interactive Home Entertainment	0.05%

Top 10 equity holdings
Boston Scientific	5.64%
UCB	5.52%
Pfizer	4.43%
AbbVie	4.40%
Regeneron Pharmaceuticals	4.02%
Merck & Co.	3.96%
UnitedHealth Group	3.94%
Eli Lilly & Co.	3.83%
Roche Holding	3.64%
Gilead Sciences	3.54%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Boston Scientific	5.64%
UCB	5.52%
Pfizer	4.43%
AbbVie	4.40%
Regeneron Pharmaceuticals	4.02%
Merck & Co.	3.96%
UnitedHealth Group	3.94%
Eli Lilly & Co.	3.83%
Roche Holding	3.64%
Gilead Sciences	3.54%

C000052257 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Healthcare Fund(formerly, Delaware Healthcare Fund)
Class Name	Class A
Trading Symbol	DLHAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Healthcare Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$63	1.21%
^	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%	[7]
Net Assets	$ 657,848,267
Holdings Count | Holding	108	[8]
Advisory Fees Paid, Amount	$ 2,540,045
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$657,848,267
Total number of portfolio holdings*	108
Total advisory fees paid (during reporting period)	$2,540,045
Portfolio turnover rate	2%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Biotechnology	42.93%
Pharmaceuticals	35.38%
Healthcare Equipment	7.70%
Managed Healthcare	7.03%
Commercial & Residential Mortgage	4.26%
Healthcare Services	1.73%
Life Sciences Tools & Services	1.45%
Interactive Home Entertainment	0.05%

Top 10 equity holdings
Boston Scientific	5.64%
UCB	5.52%
Pfizer	4.43%
AbbVie	4.40%
Regeneron Pharmaceuticals	4.02%
Merck & Co.	3.96%
UnitedHealth Group	3.94%
Eli Lilly & Co.	3.83%
Roche Holding	3.64%
Gilead Sciences	3.54%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Boston Scientific	5.64%
UCB	5.52%
Pfizer	4.43%
AbbVie	4.40%
Regeneron Pharmaceuticals	4.02%
Merck & Co.	3.96%
UnitedHealth Group	3.94%
Eli Lilly & Co.	3.83%
Roche Holding	3.64%
Gilead Sciences	3.54%

[1]	Annualized.
[2]	Excludes cash and cash equivalents.
[3]	Annualized.
[4]	Excludes cash and cash equivalents.
[5]	Annualized.
[6]	Excludes cash and cash equivalents.
[7]	Annualized.
[8]	Excludes cash and cash equivalents.